Trade and other receivables - Trade Receivables, Accrued Income and Provision Split by Geography (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Trade receivables	£ 3,709	£ 3,522
Accrued income	1,110	886
Trade receivables and accrued income, net	3,030	2,366
UK
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	1,024	751
US
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	2,006	1,615
Gross carrying amount
Disclosure of financial assets [line items]
Accrued income	1,110	886
Gross carrying amount | UK
Disclosure of financial assets [line items]
Accrued income	715	547
Gross carrying amount | US
Disclosure of financial assets [line items]
Accrued income	395	339
Trade receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	2,661	2,152
Trade receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	352	227
Trade receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	2,309	1,925
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(741)	(672)
Trade receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(43)	(23)
Trade receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (698)	£ (649)